GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Jan. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSE [abstract]
GENERAL AND ADMINISTRATIVE EXPENSE

27.GENERAL AND ADMINISTRATIVE EXPENSE

Year-to-date general and administration expenses were comprised of the following:

General and Administrative	2020	2019	2018
Salaries and wages	$5,454,028	$2,423,350	$4,649
Professional Fees and consulting	$922,861	$926,511	$134,067
Accounting and legal	$596,984	$747,607	$—
Travel and entertainment	$430,301	$880,828	$135,526
Foreign exchange	$(34,883)	$484,550	$—
License fees, taxes and insurance	$1,009,642	$422,331	$—
Office Facilities and administrative	$551,153	$185,630	$27,862
Shareholder Communications	$7,237	$48,731	$20,754
Transfer agent and Filing Fees	$91,645	$38,158	$17,717
Other	$456,164	$168,895	$—
Total	$9,485,132	$6,326,591	$340,575